Investments in Associates and Joint Ventures - Balance sheet information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Investments in associates and joint ventures
Current assets	$ 60,216,254	$ 68,267,506
Non-current assets	168,201,771	183,390,390
Total assets	228,418,025	251,657,896
Current liabilities	28,105,037	27,303,096
Non-current liabilities	97,784,127	112,659,175
Total liabilities	125,889,164	139,962,271
Goodwill, purchase price allocation and other adjustments	13,454,998	13,454,998
Cash and cash equivalents	27,607,244	46,193,173			$ 32,586,352	$ 51,130,992
Investments accounted for using the equity method
Investments in associates and joint ventures
Current assets	178,732	175,520
Non-current assets	1,075,367	1,065,472
Total assets	1,254,099	1,240,992
Current liabilities	85,406	56,799
Non-current liabilities	1,152,561	1,170,348
Total liabilities	1,237,967	1,227,147
Net assets	16,132	13,845
Goodwill, purchase price allocation and other adjustments	113,837	113,837
Long-term loans granted to GTAC, net	1,030,233	1,024,371
Carrying amount of the Group's interest in joint ventures	1,160,202	1,152,053
TelevisaUnivision (formerly known as UH II)
Investments in associates and joint ventures
Current assets			$ 2,921,100	$ 2,616,600
Non-current assets			13,440,900	13,160,000
Total assets			16,362,000	15,776,600
Current liabilities			1,594,200	1,450,900
Non-current liabilities			12,118,900	12,100,700
Total liabilities			13,713,100	13,551,600
Net assets			2,648,900	2,225,000
Cash and cash equivalents			439,500	329,800
Current financial liabilities			270,400	240,800
Non-current financial liabilities			$ 9,386,800	$ 9,314,500
Associated other than UHI II
Investments in associates and joint ventures
Current assets	18,141	17,847
Non-current assets	39,774	43,983
Total assets	57,915	61,830
Current liabilities	14,515	13,849
Non-current liabilities	20,704	26,095
Total liabilities	35,219	39,944
Net assets	22,696	21,886
Goodwill, purchase price allocation and other adjustments	23,002	41,772
Carrying amount of the Group's interest in associates	$ 45,698	$ 63,658